Loans and other borrowings (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Loans and Other Borrowings

	Maturity date	Discount at issue %	2021 $m	2020 $m
Current
Bank overdrafts (note 19)	n/a	n/a	59	51
Commercial paper	16 March 2021	0.444	–	818
£173m 3.875 % bonds 2022	28 November 2022	1.213	233	–
			292	869
Non-current
£173m 3.875 % bonds 2022	28 November 2022	1.213	–	235
€ 500m 1.625 % bonds 2024	8 October 2024	0.437	565	611
£300m 3.75 % bonds 2025	14 August 2025	0.986	408	413
£350m 2.125 % bonds 2026	24 August 2026	0.550	473	479
€ 500m 2.125% bonds 2027	15 May 2027	0.470	570	618
£400m 3.375 % bonds 2028	8 October 2028	1.034	537	542
			2,553	2,898
Total loans and other borrowings			2,845	3,767

Denominated in the following currencies:
Sterling			1,652	2,490
US dollars			57	31
Euros			1,135	1,242
Other			1	4
			2,845	3,767

Summary of Facilities Provided by Banks

	2021		2020
	Within 1 year $m	Between 1 and 2 years $m	Within 1 year $m	Between 2 and 5 years $m
Unutilised facilities
Committed	–	1,350	–	1,350
Uncommitted	50	–	50	–